STOCK OPTIONS (Details 1) - Employee Stock Option [Member]	12 Months Ended
Mar. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Options, Outstanding, Beginning Balance (in shares) | shares	6,604,880
Number of Options, Issued (in shares) | shares	4,650,000
Number of Options, Exercised (in shares) | shares	(110,096)
Number of Options, Expired (in shares) | shares	(1,037,047)
Number of Options, Cancelled (in shares) | shares	(204,087)
Number of Options, Outstanding, Ending Balance (in shares) | shares	9,903,650
Weighted-Average Exercise Price, Outstanding, Beginning Balance (in dollars per share) | $ / shares	$ 0.57
Weighted-Average Exercise Price, Issued (in dollars per share) | $ / shares	0.54
Weighted-Average Exercise Price, Exercised (in dollars per share) | $ / shares	0.17
Weighted-Average Exercise Price, Expired (in dollars per share) | $ / shares	0.27
Weighted-Average Exercise Price, Cancelled (in dollars per share) | $ / shares	0.55
Weighted-Average Exercise Price, Outstanding, Ending Balance (in dollars per share) | $ / shares	$ 0.59